Cover	Oct. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-42742
Entity Registrant Name	Liberty Capital Corp/NV
Entity Central Index Key	0002057463
Entity Tax Identification Number	36-5128842
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Series A GCI Group Common Stock [Member]
Title of 12(b) Security	Series A GCI Group Common Stock
Trading Symbol	GLIBA
Security Exchange Name	NASDAQ
Series C GCI Group Common Stock [Member]
Title of 12(b) Security	Series C GCI Group Common Stock
Trading Symbol	GLIBK
Security Exchange Name	NASDAQ